Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current Assets
Cash	$ 4,274,116
Other receivable	5,000
Prepaid expenses and other current assets	53,609
Property and Equipment - Net (Note 4)	95,706	12,655
Capitalized Software Costs	99,000
Security Deposit (Note 9)	5,000	5,000
Total assets	4,532,431	17,655
Current Liabilities
Accounts payable	5,264
Advances from stockholder (Note 8)	1,065	28,728
Accrued and other current liabilities: (Note 8)
Accrued compensation	47,674
Accrued subcontractor fees	16,915	13,500
Accrued professional fees	172,340	2,500
Other accrued liabilities	9,994	3,992
Total liabilities	253,252	48,720
Stockholders' Equity:
Common stock, $.0001 par value; 50,000,000 shares authorized; 12,750,307 and 5,833,333 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively (Note 5)	1,275	583
Preferred stock, $.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding at June 30, 2018 or December 31, 2017 (Note 5)
Additional paid-in capital	4,799,471	(183)
Accumulated deficit	(521,567)	(31,465)
Total stockholders' equity	4,279,179	(31,065)
Total liabilities and stockholders' equity	$ 4,532,431	$ 17,655